            SUPPLEMENT DATED DECEMBER 3, 2001 TO BE ATTACHED TO THE
          DIVERSIFIED INVESTORS FUNDS GROUP/THE DIVERSIFIED INVESTORS
                     STRATEGIC ALLOCATION FUNDS PROSPECTUS
                               DATED MAY 1, 2001

     Effective December 3, 2001, Diversified Investment Advisors, Inc. ("Diversified") terminated its Investment Subadvisory Agreements with respect to the Core Bond Fund and the Balanced Fund with Payden & Rygel and entered into new Investment Subadvisory Agreements with respect to the Core Bond Fund and the Balanced Fund with BlackRock Financial Management, Inc. ("BlackRock").

     BlackRock was formed in 1988 and was acquired by PNC Financial Services Group (formerly PNC Bank) in 1995. BlackRock has been a registered investment adviser since 1988. The principal business address of BlackRock is 40 East 52nd Street, New York, New York 10022.

Form No. 2891 (12/2001)                                                 33-61810
                                                                       333-00295
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            SUPPLEMENT DATED DECEMBER 3, 2001 TO BE ATTACHED TO THE
             DIVERSIFIED INSTITUTIONAL FUNDS GROUP/THE DIVERSIFIED
              INSTITUTIONAL STRATEGIC ALLOCATION FUNDS PROSPECTUS
                               DATED MAY 1, 2001

     Effective December 3, 2001, Diversified Investment Advisors, Inc. ("Diversified") terminated its Investment Subadvisory Agreements with respect to the Core Bond Fund and the Balanced Fund with Payden & Rygel and entered into new Investment Subadvisory Agreements with respect to the Core Bond Fund and the Balanced Fund with BlackRock Financial Management, Inc. ("BlackRock").

     BlackRock was formed in 1988 and was acquired by PNC Financial Services Group (formerly PNC Bank) in 1995. BlackRock has been a registered investment adviser since 1988. The principal business address of BlackRock is 40 East 52nd Street, New York, New York 10022.

Form No. 3155 (12/2001)                                                 33-61810
                                                                       333-00295